EQUITY (Details Narrative)			1 Months Ended		12 Months Ended
	Jan. 08, 2025 USD ($) $ / shares shares	Dec. 20, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Mar. 31, 2025 shares	May 29, 2020	Jan. 16, 2019
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.001		$ 0.001	$ 0.001
Gross proceeds from issuance of ordinary shares					$ 5,380,488
Ordinary shares, shares issued | shares			17,025,000		17,025,000	15,500,000		17,025,000
Ordinary shares, shares outstanding | shares			17,025,000		17,025,000	15,500,000		17,025,000
Net proceeds from underwriting discounts and commissions					$ 5,400,000
Purchase price			$ 547,272	¥ 3,920,000
PRC Subsidiaries [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted net assets			$ 8,620,767		$ 8,620,767	$ 3,308,960
Beijing Leishen Green Energy [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of effective ownership			100.00%		100.00%
Huayou Huitong [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of effective ownership			49.00%		49.00%
Sichuan Leishen Hongzhuo [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of effective ownership			49.00%		49.00%
Beijing Leishen Green Energy [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of equity interest										51.00%
Chengdu Jiajiaqi Technology Co., Ltd [Member] | Equity Transaction Agreements [Member] | Lei Huaping [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of equity interest			49.00%		49.00%
China Oil Blue Ocean [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of equity interest									51.00%
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares		1,375,000
Ordinary shares, par value | $ / shares		$ 0.001
Share price per share | $ / shares		$ 4.00
Gross proceeds from issuance of ordinary shares	$ 6,100,000	$ 5,500,000
Gross proceeds from issuance of ordinary shares	$ 5,400,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per share | $ / shares	$ 4.00
Number of shares issued and sold | shares	150,000
Gross proceeds from issuance of ordinary shares	$ 600,000